Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 109,871,658.00
Total Fee Amount	15,173.28
Total Offset Amount	0.00
Net Fee	$ 15,173.28
Offering Table N/A
Offset Table N/A	N/A